Financial Risk Management (Tables)	12 Months Ended
Jul. 31, 2019
Financial Risk Management
Disclosure of Information About Liquidity Risk Obligations

The following obligations existed at July 31, 2019:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$2,062	$2,062	$–
Due to related parties (note 7)	2,972,945	2,972,945	–
Loan payable	101,209	101,209	–
Total	$3,076,216	$3,076,216	$–

The following obligations existed at July 31, 2018:

	Total	Less than 1 year	1-5 years
Due to related parties (note 7)	$2,916,973	$2,916,973	$–
Total	$2,916,973	$2,916,973	$–